PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2015
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment
	As of December 31,
	2014	2015
	RMB	RMB
Buildings	674,404,784	843,434,719
Machinery and equipment	3,587,003,598	4,109,490,563
Motor vehicles	31,996,742	34,708,696
Furniture, fixture and office equipment	70,296,117	92,267,645
	4,363,701,241	5,079,901,623
Less: Accumulated depreciation	(1,354,103,750)	(1,732,792,756)
Less: Impairment	(37,759,828)	(35,281,427)
Subtotal	2,971,837,663	3,311,827,440
Construction in progress	129,957,509	459,628,038
Property, plant and equipment, net	3,101,795,172	3,771,455,478